Convertible Senior Notes - Capped Call Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions		3 Months Ended
	Feb. 14, 2020	Mar. 31, 2020	Mar. 31, 2019
Debt Instrument [Line Items]
Payment of capped call transactions	$ 28,900	$ 28,865	$ 0
Price cap (in dollars per share)	$ 48.88
Premium percentage over sale price	100.00%
Number of shares subject to anti-dilution adjustments (in shares)		8.9
Convertible Debt | 2027 Notes
Debt Instrument [Line Items]
Conversion price (in dollars per share)	$ 32.38